IMPACT OF CORONAVIRUS IN TELECOM	12 Months Ended
Dec. 31, 2021
IMPACT OF CORONAVIRUS IN TELECOM
IMPACT OF CORONAVIRUS IN TELECOM

NOTE 29 – IMPACT OF CORONAVIRUS IN TELECOM

Since the beginning of 2020 and given the extent of the Covid-19 spread, several governments in the world have implemented diverse measures to restrict the movement of the population and to content the spread of the virus.

In Argentina, the National Government ordered the Mandatory and Preventive Social Isolation from March 20, 2020, which only allowed the movement of individuals involved in the provision/production of essential services and products, among them, the provision of telecommunication services.

On November 9, 2020, the National Government ordered the Mandatory and Preventive Social Distancing, in which the provision of telecommunication services remained considered as “essential”.

During 2021, the Argentine government continued adopting several measures to address the adverse effects of the COVID-19 pandemic and to prevent the spread of the virus. By the end of 2020, Argentina launched a nation-wide vaccination plan supervised by national and provincial authorities aimed at immunizing Argentina’s population. During the first quarter of 2021 the national vaccination plan aimed at immunizing the elder population, as well as health care and education personnel. During the second and third quarter of 2021, the national vaccination plan extended its scope of application to the remaining adult population. Since October 2021, the vaccination plan extended its target population to children over 3 years of age, prioritizing those with pre-existing comorbidities.

Aiming at increasing the population’s immunity to new COVID-19 variants continue to spread around the world (such as Delta and Omicron, among others), the Argentine government began vaccinating with a third booster shot to people that have received two doses of the vaccine. Like the rest of the world, Argentina does not escape the exponential rise in infections that, since the end of 2021 and early 2022, has been strongly affecting all age groups.

During 2021, together with the progress of the vaccination schedule, the Argentine government took several measures in response to how the situation concerning COVID-19 evolved, both during the Covid-19 new outbreak stages and during the slowdown stages of the spread of the virus. The measures implemented by the Argentine government did not directly affect our operations because telecommunication services were, and are still, deemed essential.

Telecom provides valuable services to society, by connecting people, homes, companies and governments remain connected. The services rendered by the Company also allow small, medium and large companies to remain in business, and therefore contribute to sustain our country’s economy. Moreover, since the beginning of the COVID-19 outbreak our services have allowed people to stay connected and entertained, as well as to work from home and remain informed.

✓External initiatives implemented by Telecom related to the health emergency

The COVID-19 pandemic has driven joint actions by domestic companies that gave essential support to face the health emergency.

Telecom, as part of its permanent commitment to its community in response to the COVID-19 emergency, has implemented diverse initiatives with great social value, among which stand out the connectivity for field hospitals and the discount in the service for sanitary and educational platforms, which are still in force today, in addition to benefits to enable customers to take further advantage of connection possibilities and access to valuable information and educational and entertainment content.

✓Internal initiatives implemented by Telecom related to the health emergency

On the other hand, the Company implemented a series of initiatives to ensure the continuity of its operations, safeguarding the health and the wellness of all the employees and of those that are part of the value chain. Among these initiatives stand out the creation of a Crisis Committee or the implementation of home office for more than 70% of its employees and the infrastructure works reinforcement, which provided networks with the capacity required to continue operating without any inconvenience.

With the evolution of the pandemic, the Company implemented a new hybrid working modality for all the personnel whose position allows them to work remotely, with experience centers for face-to-face meetings under health and care protocols; in combination with remote work.

For those tasks that cannot be performed remotely, it continues to be reinforced the cleaning and disinfection at working places and environments including the vans used for providing technical support, and provision of hand washing and sanitizing methods and the distribution of personal care kits in accordance with the protocol established by the Superintendence of Labor Risks.

Additionally, among other measures, we expanded the capacity for international outgoing Internet traffic by 40% and we entered into agreements to enhance the links with international suppliers and IP networks; we early executed in public thoroughfare of infrastructure works on residential fixed data networks, strengthening of data centers and hubs and increase of the capacity of Flow's content distribution network; and we expanded the capacity of the mobile network in certain smaller cities in the provinces where there is only one network, and the continuation of preventive maintenance tasks in all the networks.

Furthermore, since the beginning of this health situation, the Company launched a campaign promoting all the digital communication channels and encouraging customers to request support through those channels and several initiatives were developed through the corporate program “Nos Acompañamos” (We Are in Company) intended for all Company employees, for the purpose of taking care of psychological, biological and social wellness, and focused on the work-life balance.

✓Main Accounting Impacts

As of the date of these consolidated financial statements, the Company has not experienced any significant impacts on its results as a consequence of the pandemic. Despite the several difficulties that caused a slowdown or complexities in our operations; such as the increased Internet data traffic, the increase in mobile voice service, the decrease in the collection of service fees, at the beginning of the mandatory isolation or the inconveniences to make repairs and installations inside our customers’ homes; among others, the operations are still in place and are expected to continue in spite of the difficulties.

In accordance with IAS 36, the Company’s Management has assessed during 2021if there were indicators of impairment of the recoverable value of its fixed assets. Even though the pandemic could have a significant impact in the economic activity in Argentina, what could be an impairment trigger, according to mentioned assessment, no negative impacts have been identified in the capacity of generation of future cash flows of the Company as a consequence of the pandemic, as the volume of operations is expected to remain stable.

-	Liquidity Risk

The implementation of measures aimed at reducing the circulation of people initially included the closure of in-person collection channels, thus affecting the collections of the Company as from March 20, 2020. This situation gradually evolved during the second quarter of 2020 with the strengthening of the digital channels, the reopening of the in-person collection channels, and the different debt collection actions conducted by the Company that allowed the recovery of doubtful receivables. Therefore, this situation does not represent a liquidity risk.

Telecom and its subsidiaries have enough liquidity, bank credit lines and a notes program that allow them to finance their short-term obligations and the investment plan in addition to the projected operating cash flows.

However, the Company implemented measures that allowed it to have the highest possible liquidity to face the volatility of the context with greater uncertainty, offset the potential decrease in cash flows and fulfill its obligations.

The ultimate effects of Covid-19 and its impact on the global and local economy are still unknown. Governments may issue stricter measures, which cannot be predicted at this stage.

The Company’s Management will continue to develop actions that minimize the potential impairment on its results, as a result of these situations, maintaining a level of service and customer satisfaction, and seeking to maximize the precautions in social management in this context.

The Company's Board of Directors and the Crisis Committee continue monitoring the evolution of the situation and taking the necessary measures to preserve human life and the sustainability of Telecom's businesses.